CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Net unrealized losses on available-for-sale securities, tax	$ 5,728